Consolidated Statements of Changes in (Deficit) Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Number of Common Shares	Share Capital Subscription	Accumulated Deficit	Additional Paid-In Capital
Balance, shares at Dec. 31, 2020		77,961
Balance, amount at Dec. 31, 2020	$ 2,145	$ 151,722	$ (589)	$ (180,025)	$ 31,037
Statement [Line Items]
Share issuance for cash and share subscription, shares		3,670
Share issuance for cash and share subscription, amount	6,953	$ 7,670			(717)
Warrants issued	330				330
Stock-based compensation and service fee, shares		2,100
Stock-based compensation and service fee, amount	1,708	$ 3,072		0	(1,364)
Net loss	(6,429)	0	0	(6,429)	0
Balance, amount at Jun. 30, 2021	4,707	$ 162,464	(589)	(186,454)	29,286
Balance, shares at Jun. 30, 2021		83,731
Balance, shares at Dec. 31, 2021		85,546
Balance, amount at Dec. 31, 2021	(506)	$ 165,061	(589)	(192,562)	27,584
Statement [Line Items]
Share issuance for cash and share subscription, shares		3,984
Share issuance for cash and share subscription, amount	4,266	$ 4,834			(568)
Warrants issued	1,741				1,741
Stock-based compensation and service fee, amount	477	2,365		0	(1,888)
Net loss	(3,746)	$ 0	0	(3,746)	0
Stock-based compensation and service fee, shares		1,735
Balance, amount at Jun. 30, 2022	$ 2,232	$ 172,260	$ (589)	$ (196,308)	$ 26,869
Balance, shares at Jun. 30, 2022		91,265